Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 1, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and
Brighthouse Separate Account A
File Nos. 333-200259/811-03365
(Series L, Series L-4 Year (offered between November 22, 2004 and October 7, 2011))
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account A
(the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated April 27, 2026 to the Series L Prospectus dated April 27,
2026, the Series L Prospectus dated April 27, 2026, the Prospectus Supplement dated April 27, 2026 to the Series L-4 Year Prospectus dated April 27, 2026, the Series L-4 Year Prospectus dated April 27,
2026 and Statement of Additional Information (“SAI”) dated April 27, 2026 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements, Prospectuses and SAI contained in Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on April 15, 2026.

If you have any questions, please contact me at (980) 949-4968.

Sincerely,

/s/ Victoria Starkman
Victoria Starkman
Corporate Counsel
Brighthouse Life Insurance Company